Employee Retirement and Other Benefits	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Retirement and Other Benefits

Note 18. Employee Retirement and Other Benefits

We sponsor both noncontributory and contributory defined benefit pension plans. The majority of the plans are funded plans. The noncontributory pension plans cover certain of our hourly and salaried employees. Benefits are based on a fixed rate for each year of service. Additionally, contributory benefits are provided to certain of our salaried employees under the salaried employees’ retirement plans. These plans provide benefits based on the employee’s cumulative contributions, years of service during which the employee contributions were made and the employee’s average salary during the five consecutive years in which the employee’s salary was highest in the 15 years preceding retirement.

We provide health care, legal and life insurance benefits to certain of our hourly and salaried employees. Upon retirement from the Company, employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically.

We also sponsor defined contribution plans for certain of our hourly and salaried employees. During the years ended December 31, 2013, 2012 and 2011, contribution expense related to these plans was $60 million, $32 million and $13 million, respectively.

Plan Amendments to U.S. and Canada Salaried Defined Benefit Pension Plans

During the second quarter of 2013, we amended our U.S. and Canadian salaried defined benefit pension plans. The U.S. plans were amended in order to comply with Internal Revenue Service regulations, cease the accrual of future benefits effective December 31, 2013, and enhance the retirement factors. The Canada amendment ceases the accrual of future benefits effective December 31, 2014, enhances the retirement factors and continues to consider future salary increases for the affected employees.

The following summarizes the effects of the interim remeasurement, curtailment gain and plan amendments as a result of the changes to the plans recognized during the year ended December 31, 2013 (in millions of dollars):

	Remeasurement	Curtailment Gain and Plan Amendments	Total
	Increase (Decrease)
Prepaid pension expense (included in Prepaid Expenses and Other Assets)	$(9)	$—	$(9)
Net pension benefit obligation (included in Accrued Expenses and Other Liabilities)	(562)	(218)	(780)
Actuarial and curtailment gains included in AOCI	553	316	869
Prior service cost included in AOCI	—	(98)	(98)

Termination of Legal Services Plan

In accordance with the 2011 UAW collective bargaining agreement provisions, a plan which provided legal services as a postretirement benefit to our UAW represented employees and retirees was terminated effective December 31, 2013. Accordingly, we recognized a $91 million negative plan amendment on December 31, 2011, which resulted in negative prior service cost which was recorded in AOCI and was fully amortized into Selling, Administrative and Other Expenses as of December 31, 2013.

Transfer of VEBA Trust Assets and Obligations to the UAW Retiree Medical Benefits Trust

In connection with the VEBA Settlement Agreement, we created the UAW Postretirement Health Care Plan, which was responsible for paying all postretirement health care claims incurred by our UAW vested retirees from June 10, 2009 through January 1, 2010. On January 1, 2010, the VEBA Trust assumed responsibility for all claims incurred by our UAW retirees subsequent to January 1, 2010, with the exception of claims incurred by retirees who participated in an early retirement program offered by Old Carco during the period from April 28, 2009 through May 25, 2009 (“Window Period”). For these individuals, we had an obligation to pay all claims incurred for 24 months from the date the individual retired. Refer to Note 12, Financial Liabilities, for additional information regarding the VEBA Settlement Agreement.

On January 1, 2010, and in accordance with the terms of the VEBA Settlement Agreement, we transferred plan assets to the VEBA Trust and thereby were discharged of benefit obligations related to postretirement healthcare for certain UAW retirees. As a result of this settlement, we derecognized the associated other postretirement benefits (“OPEB”) obligation and we recognized a financial liability for the VEBA Trust Note at fair value.

As of May 2011, the VEBA Trust assumed responsibility for all claims incurred by the retirees who participated in an early retirement program during the Window Period. As a result of actual claims being less than anticipated and as there was no remaining obligation related to this program we recognized a gain of $21 million during the year ended December 31, 2011.

Benefit Obligations and Related Plan Assets

The following summarizes the changes in benefit obligations and related plan assets, as well as the status of the plans (in millions of dollars):

	Years Ended December 31,
	2013		2012
	Pension Benefits	OPEB	Pension Benefits	OPEB
Change in benefit obligations:
Benefit obligations at beginning of period	$34,837	$3,073	$31,980	$2,729
Service cost	368	30	324	24
Interest cost	1,343	120	1,514	135
Employee contributions	10	—	10	—
Amendments and benefit changes	(218)	(1)	25	(7)
Remeasurement effect related to curtailment and plan amendment	(570)	—	—	—
Actuarial (gain) loss	61	(12)	(98)	68
Discount rate change	(2,135)	(281)	3,174	299
Benefits paid	(2,191)	(172)	(2,262)	(189)
Special early retirement programs	1	—	1	—
Other, primarily currency translation	(400)	(33)	169	14

Benefit obligations at end of period	$31,106	$2,724	$34,837	$3,073

Change in plan assets:
Fair value of plan assets at beginning of period	$25,972	$—	$25,444	$—
Actual return on plan assets	1,640	—	2,378	—
Employee contributions	10	—	10	—
Company contributions —to pension trust	552	—	237	—
Company contributions —directly to pay benefits	32	172	17	189
Amendments and benefit changes	—	—	17	—
Remeasurement effect related to curtailment and plan amendment	(17)	—	—	—
Benefits paid	(2,191)	(172)	(2,262)	(189)
Other, primarily currency translation	(344)	—	131	—

Fair value of plan assets at end of period	$25,654	$—	$25,972	$—

Funded status of plans	$(5,452)	$(2,724)	$(8,865)	$(3,073)

Amounts recognized on the balance sheet:
Prepaid expense and other assets	$137	$—	$114	$—
Current liabilities	(11)	(176)	(1)	(187)
Long-term liabilities	(5,578)	(2,548)	(8,978)	(2,886)

Total	$(5,452)	$(2,724)	$(8,865)	$(3,073)

Amounts recognized in accumulated other comprehensive loss:
Unrealized actuarial net loss and other	$(3,529)	$(527)	$(6,378)	$(854)
Unrealized prior service (cost) credit	(103)	10	(10)	52

Total	$(3,632)	$(517)	$(6,388)	$(802)

Accumulated benefit obligation (“ABO”) at December 31	$31,049		$34,432
Pension plans in which ABO exceeds plan assets at December 31:
ABO	$25,715		$33,938
Fair value of plan assets	20,160		25,363
Pension plans in which projected benefit obligation (“PBO”) exceeds plan assets at December 31:
PBO	$25,749		$34,343
Fair value of plan assets	20,160		25,363

Benefit Costs and Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI

The components of benefit cost and other changes in plan assets and benefit obligations recognized in AOCI were as follows (in millions of dollars):

	Years Ended December 31,
	2013		2012		2011
	Pension Benefits	OPEB	Pension Benefits	OPEB	Pension Benefits	OPEB
Net periodic benefit cost:
Service cost	$368	$30	$324	$24	$263	$21
Interest cost	1,343	120	1,514	135	1,525	141
Expected return on plan assets	(1,843)	—	(1,811)	—	(1,828)	—
Recognition of net actuarial losses	271	47	101	26	—	13
Amortization of prior service cost (credit)	7	(42)	—	(40)	—	(11)
Gain on VEBA claims adjustment	—	—	—	—	—	(21)
Other	4	—	—	—	—	—

Net periodic benefit costs (credit)	150	155	128	145	(40)	143
Special early retirement cost	1	—	1	—	77	4

Total benefit costs	$151	$155	$129	$145	$37	$147

Other comprehensive (income) loss:
Net (income) loss	$(1,871)	$(293)	$2,509	$358	$2,870	$266
Recognition of net actuarial losses	(271)	(47)	(101)	(26)	—	(13)
Prior service cost (credit)	98	—	11	(7)	—	(91)
Amortization of prior service cost (credit)	(7)	42	—	40	—	11
Recognition of net actuarial gain on curtailment remeasurement	(553)	—	—	—	—	—
Recognition of curtailment gain	(316)	—	—	—	—	—
Tax Effect —net actuarial loss	159	14	(5)	—	—	—
Tax Effect —net prior service credit	4	—	—	—	—	—
Other	1	(1)	(2)	—	—	—

Total recognized in other comprehensive (income) loss	(2,756)	(285)	2,412	365	2,870	173

Total recognized in total benefit costs and other comprehensive (income) loss	$(2,605)	$(130)	$2,541	$510	$2,907	$320

The prior year financial information has been reclassified to conform with current year presentation.

In 2014, $108 million of unrecognized net actuarial losses are expected to be recognized into expense. Additionally, $11 million of prior service credits are expected to be amortized as a reduction to expense during 2014.

Assumptions

Assumptions used to determine the benefit obligation and expense were as follows:

	Years Ended December 31,
	2013		2012		2011
	Pension Benefits	OPEB	Pension Benefits	OPEB	Pension Benefits	OPEB
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31:
Discount rate —ongoing benefits	4.69%	4.87%	3.98%	4.07%	4.84%	4.93%
Rate of compensation increase	3.09%	2.84%	3.09%	2.70%	3.77%	2.70%

Weighted-Average Assumptions Used to Determine Periodic Costs:
Discount rate —ongoing benefits	3.98%	4.07%	4.84%	4.93%	5.33%	5.57%
Expected return on plan assets	7.41%	—	7.41%	—	7.41%	—
Rate of compensation increase	3.09%	2.84%	3.77%	2.70%	3.77%	2.70%

We currently sponsor OPEB plans primarily in the U.S. and Canada. The annual rate of increase in the per capita cost of covered U.S. health care benefits assumed for 2013 was 6.75 percent. The annual rate was assumed to decrease gradually to 5.0 percent in 2021 and remain at that level thereafter. The annual rate of increase in the per capita cost of covered Canadian health care benefits assumed for 2013 was 3.33 percent. The annual rate was assumed to increase gradually to 3.62 percent in 2017 and remain at that level thereafter.

The assumed health care cost trend rate has a significant effect on the amounts reported for postretirement health care and life insurance benefits. A one percentage point change in the assumed health care cost trend rate for U.S. and Canada combined would have the following effects as of December 31, 2013 (in millions of dollars):

	One Percentage Point
	Increase	Decrease
Effect on total of service and interest cost components	$5	$(4)
Effect on postretirement benefit obligation	68	(58)

The expected long-term rate of return on plan assets assumption is developed using a consistent approach across all pension plans. This approach primarily considers various inputs from a range of advisors for long-term capital market returns, inflation, bond yields and other variables, adjusted for specific aspects of our investment strategy.

The discount rates for the plans were determined as of December 31 of each year. The rates are based on yields of high-quality (AA-rated or better) fixed income investments for which the timing and amounts of payments match the timing and amounts of the projected pension and postretirement health care, legal and life insurance benefit payments.

Plan Assets

Our investment strategies and objectives for pension assets reflect a balance of liability-hedging and return-seeking considerations. Our investment objectives are to minimize the volatility of the value of the pension assets relative to the pension liabilities and to ensure pension assets are sufficient to pay plan obligations. Our objective of minimizing the volatility of assets relative to liabilities is addressed primarily through asset diversification, partial asset-liability matching and hedging. Assets are broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to the liabilities. In order to minimize pension asset volatility relative to the pension liabilities, a portion of the pension plan assets are allocated to fixed income investments.

The weighted-average target asset allocations for all of our plan assets at December 31, 2013 were 46 percent fixed income, 29 percent equity, 23 percent alternative investments and 2 percent other investments. Our policy, which rebalances investments regularly, ensures actual allocations are in line with target allocations as appropriate.

Assets are actively managed, primarily by external investment managers. Investment managers are not permitted to invest outside of the asset class or strategy for which they have been appointed. We use investment guidelines to ensure that investment managers invest solely within the mandated investment strategy. Certain investment managers use derivative financial instruments to mitigate the risk of changes in interest rates and foreign currencies impacting the fair values of certain investments. Derivative financial instruments may also be used in place of physical securities when it is more cost effective and/or efficient to do so.

Sources of potential risks in the pension plan assets relate to market risk, interest rate risk and operating risk. Market risk is mitigated by diversification strategies and, as a result, there are no significant concentrations of risk in terms of sector, industry, geography, market capitalization, manager or counterparty. Interest rate risk is mitigated by partial asset-liability matching. Our fixed income target asset allocation partially matches the bond-like and long-dated nature of the pension liabilities. Interest rate increases generally will result in a decline in the value of investments in fixed income securities and the present value of the obligations. Conversely, interest rate decreases generally will increase the value of investments in fixed income securities and the present value of the obligations. Operating risks are mitigated through ongoing oversight of external investment managers’ style adherence, team strength, firm health and internal controls.

The fair values of our pension plan assets as of December 31 by asset class were as follows (in millions of dollars):

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Pension plan assets:
Cash and cash equivalents	$549	$178	$—	$727
Equity securities:
U.S. companies	2,772	15	—	2,787
Non-U.S. companies	2,112	—	—	2,112
Commingled funds	131	1,820	—	1,951
Fixed income securities:
Government securities	926	2,500	—	3,426
Corporate bonds (including convertible and high yield bonds)	—	6,895	—	6,895
Other fixed income	—	879	—	879
Other investments:
Private equity funds	—	—	2,363	2,363
Real estate funds	—	1,189	496	1,685
Hedge funds	—	1,466	961	2,427
Insurance contracts and other	(41)	311	14	284

	$6,449	$15,253	$3,834	$25,536

Other Assets (Liabilities):
Cash and cash equivalents				3
Accounts receivable				167
Accounts payable				(52)

Total fair value of pension assets				$25,654

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Pension plan assets:
Cash and cash equivalents	$532	$150	$—	$682
Equity securities:
U.S. companies	2,352	21	—	2,373
Non-U.S. companies	2,031	—	—	2,031
Commingled funds	91	1,195	—	1,286
Fixed income securities:
Government securities	2,250	2,462	—	4,712
Corporate bonds (including convertible and high yield bonds)	—	6,930	—	6,930
Other fixed income	—	948	—	948
Other investments:
Private equity funds	—	—	2,393	2,393
Real estate funds	—	1,124	487	1,611
Hedge funds	—	1,468	965	2,433
Insurance contracts and other	(2)	500	16	514

	$7,254	$14,798	$3,861	$25,913

Other Assets (Liabilities):
Cash and cash equivalents				6
Accounts receivable				207
Accounts payable				(154)

Total fair value of pension assets				$25,972

The prior year financial information has been reclassified to conform with current year presentation.

A reconciliation of Level 3 pension plan assets held by us was as follows (in millions of dollars):

	Year Ended December 31, 2013
	January 1, 2013	Net Unrealized Gains (Losses)	Net Realized Gains (Losses)	Net Purchases, Issuances and Settlements	Transfers Into (Out of) Level 3	December 31, 2013
Equity securities:
U.S. companies	$—	$—	$—	$—	$—	$—
Fixed income securities:
Corporate bonds (including convertible and high yield bonds)	—	—	—	—	—	—
Other investments:
Private equity funds	2,393	194	(70)	(154)	—	2,363
Real estate funds	487	46	(4)	(33)	—	496
Hedge funds	965	120	(4)	(120)	—	961
Insurance contracts and other	16	(1)	—	(1)	—	14

Total	$3,861	$359	$(78)	$(308)	$—	$3,834

	Year Ended December 31, 2012
	January 1, 2012	Net Unrealized Gains (Losses)	Net Realized Gains (Losses)	Net Purchases, Issuances and Settlements	Transfers Into (Out of) Level 3	December 31, 2012

Equity securities:
U.S. companies	$1	$2	$(3)	$—	$—	$—
Fixed income securities:
Corporate bonds (including convertible and high yield bonds)	—	31	(31)	—	—	—
Other investments:
Private equity funds	2,760	(177)	(25)	(165)	—	2,393
Real estate funds	512	2	(19)	(8)	—	487
Hedge funds	976	84	(8)	(87)	—	965
Insurance contracts and other	17	(1)	—	—	—	16

Total	$4,266	$(59)	$(86)	$(260)	$—	$3,861

Plan assets are recognized and measured at fair value in accordance with the accounting guidance related to fair value measurements, which specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3). A variety of inputs are used, including independent pricing vendors, third party appraisals, and fund net asset value (“NAV”). Plan assets valued using NAV are classified as Level 3 if redemption at the measurement date is not available. Refer to Note 2, Basis of Presentation and Significant Accounting Policies, for information regarding the fair value hierarchy.

Cash and cash equivalents

Cash and cash equivalents are primarily invested in short-term, high quality government securities and are valued at their outstanding balances, which approximate fair value.

Equity securities

Equity investments are composed broadly of U.S., developed international and emerging market equity securities and are generally valued using quoted market prices. Commingled funds, which include common collective trust funds, mutual funds and other investment entities, are valued at their NAV, which is based on the percentage ownership interest in the fair value of the underlying assets.

Fixed income securities

Fixed income investments are composed primarily of long-duration U.S. Treasury and global government bonds, as well as U.S., developed international and emerging market companies’ debt securities diversified by sector and geography. Fixed income securities are valued using quoted market prices. If quoted market prices are not available, prices for similar assets and matrix pricing models are used.

Other investments

Other investments include private equity, real estate and hedge funds which are generally valued based on the NAV. Private equity investments include those in limited partnerships that invest primarily in operating companies that are not publicly traded on a stock exchange. Our private equity investment strategies include leveraged buyouts, venture capital, mezzanine and distressed investments. Real estate investments include those in limited partnerships that invest in various commercial and residential real estate projects both domestically and internationally. Hedge fund investments include those seeking to maximize absolute returns using a broad range of strategies to enhance returns and provide additional diversification. Investments in limited partnerships are valued at the NAV, which is based on audited financial statements of the funds when available, with adjustments to account for partnership activity and other applicable valuation adjustments.

Contributions and Payments

Employer contributions to our U.S. funded pension plans are expected to be $833 million in 2014, of which $790 million are discretionary contributions and $43 million are mandatory contributions to satisfy minimum funding requirements. Employer contributions to our unfunded pension and OPEB plans in 2014 are expected to be $58 million and $178 million, respectively, which represents the expected benefit payments to participants.

During the life of the plans, we intend to primarily utilize plan assets to fund benefit payments and minimize our cash contributions. OPEB payments are currently funded from our cash flows from operations.

In connection with the 363 Transaction, we acquired a $600 million receivable from a subsidiary of Daimler to fund contributions to our U.S. pension plans. This receivable was payable to us in three equal annual installments beginning in 2009 with the third and final $200 million installment received in 2011. Amounts received were utilized to fund a portion of our contributions to our funded pension plans in each year upon receipt of the installments.

Estimated future pension and OPEB benefits payments, and the Medicare Prescription Drug Improvement and Modernization Act of 2003 subsidy (“Medicare Part D Subsidy”) expected to be received for the next 10 years were as follows (in millions of dollars):

	Pension Benefits	OPEB	Medicare Part D Subsidy Receipts
2014	$2,243	$181	$3
2015	2,200	178	3
2016	2,162	177	3
2017	2,128	176	3
2018	2,103	175	3
2019 – 2023	10,177	876	15

In March 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively the “Acts”) were enacted. The primary focus of the Acts is to significantly reform health care in the U.S., however several provisions of the Acts do not take effect for several years. Based on our ongoing assessments, we do not believe that the Acts will have a significant impact on our future period financial results.